Other Financial Liabilities and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Miscellaneous liabilities [abstract]
Schedule of miscellaneous other liabilities
Other financial liabilities and other liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Other financial liabilities:
Accounts payable	4,028,639	7,031,366
Accrued expenses	2,049,401	2,070,639
Borrowings from trust accounts	2,984,031	3,107,456
Agency business revenue	466,485	433,041
Foreign exchange payables	789,189	782,176
Domestic exchange settlement credits	180,251	6,708,220
Lease liabilities	407,431	343,213
Other miscellaneous financial liabilities	3,317,358	3,772,437
Present value discount	(6,968)	(15,322)

Sub-total	14,215,817	24,233,226

Other liabilities:
Unearned income	254,702	291,147
Other miscellaneous liabilities	219,111	265,706

Sub-total	473,813	556,853

Total	14,689,630	24,790,079